Cover	Nov. 22, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 22, 2021
Entity File Number	333-219922
Entity Registrant Name	WEED, INC.
Entity Central Index Key	0001393772
Entity Tax Identification Number	83-0452269
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	4920 N. Post Trail
Entity Address, City or Town	Tucson
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85750
City Area Code	520
Local Phone Number	818-8582
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false